SHAREHOLDERS' EQUITY (Summary of Restricted Stock Unit Activity) (Details) - Restricted Stock Units (RSUs) [Member] - ₪ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number of shares upon exercise
Outstanding at beginning of year	1,252,031	713,090
Granted	1,001,000	996,200
Vested	(401,904)	(312,201)
Forfeited	(199,067)	(145,058)
Unvested at end of year	1,652,060	1,252,031
Weighted average share price
Outstanding at beginning of year	₪ 5.45	₪ 6.04
Granted	7.53	5.54
Vested	7.53	5.72
Forfeited	7.61	5.01
Unvested at end of year	₪ 6.53	₪ 5.45